Accounts Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable
4.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
Accounts receivable	22,937	62,522	10,328
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	22,937	62,522	10,328